UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 500 West Putnam Avenue
         3rd Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $108,877 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     9306   640916 SH       SOLE                   640916        0        0
BIGBAND NETWORKS INC           COM              089750509     4228   660554 SH       SOLE                   660554        0        0
BLOCKBUSTER INC                CL A             093679108     8464  1576132 SH       SOLE                  1576132        0        0
COMCAST CORP NEW               CL A             20030N101     8600   355669 SH       SOLE                   355669        0        0
DOWNEY FINL CORP               COM              261018105     2509    43411 SH       SOLE                    43411        0        0
GENCORP INC                    COM              368682100     5958   498149 SH       SOLE                   498149        0        0
MOBILE MINI INC                COM              60740F105     3141   130000 SH       SOLE                   130000        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     1781   311432 SH       SOLE                   311432        0        0
NOVATEL INC                    COM              669954109     6080   154867 SH       SOLE                   154867        0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105     7925   458600 SH       SOLE                   458600        0        0
POPULAR INC                    COM              733174106      289    23552 SH       SOLE                    23552        0        0
PRIMUS GUARANTY LTD            SHS              G72457107     1756   166886 SH       SOLE                   166886        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207    12699   189678 SH       SOLE                   189678        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101    11899   557349 SH       SOLE                   557349        0        0
TAL INTL GROUP INC             COM              874083108     3875   154581 SH       SOLE                   154581        0        0
TIME WARNER CABLE INC          CL A             88732J108     8786   267869 SH       SOLE                   267869        0        0
UNITED GUARDIAN INC            COM              910571108     1767   173249 SH       SOLE                   173249        0        0
WALGREEN CO                    COM              931422109     9814   207747 SH       SOLE                   207747        0        0